Goodwill and Other Intangible Assets Goodwill Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Line Items]
Goodwill, acquired during period		$ 16,622,000,000	$ 34,000,000
Goodwill, written off related to divestiture		19,000,000	16,000,000
Goodwill	$ 4,571,000,000	21,024,000,000	4,460,000,000
Building Efficiency | Buildings Tyco [Member]
Goodwill [Line Items]
Goodwill, acquired during period		16,364,000,000
Goodwill, written off related to divestiture		0
Goodwill		16,308,000,000	0
Building Efficiency | Building Efficiency Other
Goodwill [Line Items]
Goodwill, acquired during period		5,000,000	0
Goodwill, written off related to divestiture		13,000,000	0
Goodwill impairment loss	47,000,000
Goodwill	$ 345,000,000	301,000,000	310,000,000
Latin America [Member] | Building Efficiency Other
Goodwill [Line Items]
Goodwill		0	$ 0
Tyco Merger [Member] | Building Efficiency | Buildings Tyco [Member]
Goodwill [Line Items]
Goodwill, acquired during period		$ 16,363,000,000